Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Emerging Markets Bond Active ETF - ETF Shares	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.35%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.